Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 376	$ 0	$ 0
ACP contingent purchase price payable	984	0	0
Deferred tax liabilities	129	173	264
License and services agreement	3,157	809	0
Contract liabilities	$ 3,157	$ 809	$ 0